Supplement dated June 29, 2026

to the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses, each dated April 27, 2026, as supplemented, for:

MassMutual EnvisionSM

MassMutual Capital Vantage®
MassMutual Transitions SelectSM II
Issued by Massachusetts Mutual Life Insurance Company

and to the Prospectuses and Updating Summary Prospectuses, each dated April 27, 2026, as supplemented, for:

MassMutual EvolutionSM
MassMutual Transitions SelectSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses (“Prospectuses”):

●	Effective June 15, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor to Nomura VIP Asset Strategy Series.

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office:

MassMutual Capital Vantage® and MassMutual Transitions SelectSM II	(866) 645-2362 7 a.m.–7 p.m. Central Time
All other variable products	(800) 272-2216 8 a.m.–8 p.m. Eastern Time

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

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